Reporting Segments (Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 3,489	$ 3,485	$ 1,890
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	2,455	3,049	1,484
Investment in Regency [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	1,034	560	406
Investment in Trunkline LNG [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	2	4	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ (2)	$ (128)	$ 0